Stock Based Compensation (Roll-forward of MUAH's Restricted Stock Units under Stock Bonus Plans) (Detail) - UNBC Plan and HQA Plan [Member] - Restricted Stock Units [Member] - shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Stock-Based Compensation [Line Items]
Units outstanding, beginning of fiscal year	7,851,017	8,857,884
Activity during the year, HQA Plan units outstanding as of July 1, 2014	3,315,313
Activity during the year, Granted	9,238,318	3,735,065
Activity during the year, Vested	(4,351,084)	(4,325,661)
Activity during the year, Forfeited	(952,075)	(416,271)
Units outstanding, end of fiscal year	15,101,489	7,851,017